LONG-TERM DEBT - Changes in Long-Term Debt (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Borrowings [Roll Forward]
Balance, beginning of period			$ 7,625.1	$ 6,288.7
Cash flows
Issuance of long-term debt	$ 2,205.4	$ 3,559.4	4,667.9	3,143.8
Repayment of long-term debt	(2,117.4)	(72.2)	(6,200.3)	(1,569.9)
Payment of financing costs	$ (42.4)	(63.6)	(41.0)	(20.7)
Non-cash changes
Reclassification of finance leases			0.0	(64.4)
PIK note exchanged for common shares			0.0	(61.1)
Assumed via business combinations			0.0	0.4
Accrued interest and other non-cash changes			125.6	153.4
Revaluation of foreign exchange			(129.7)	(160.9)
Fair value movements on cash flow hedges			118.5	(84.2)
Balance, end of period		$ 6,288.7	$ 6,166.1	$ 7,625.1